Research and Development and Software	12 Months Ended
Dec. 31, 2013
Research and Development and Software [Abstract]
RESEARCH AND DEVELOPMENT AND SOFTWARE
5 – RESEARCH AND DEVELOPMENT AND SOFTWARE

In early 2012, the Company started developing the Visualizer suite. This business intelligence product is designed to meet the emerging need for healthcare analytics. Customer data is infused into the suite, and the Company uses this data in its consulting services to develop pre-defined analytics targeted to address healthcare’s emerging concerns and needs.

The Company’s Visualizer suite offers our consultants a range of functionality. Visualizer, also assists healthcare leaders with their need to understand the impacts of the transition to ICD-10 including work flow, productivity, process changes and documentation and reimbursement risks. The application helps to visualize the reimbursement and operational effects of transitioning organizations to ICD-10 and identify where to focus education and documentation issues. It enables clients to develop a custom work plan to mitigate risks from the highest areas of exposure to the least.

At September 30, 2013, the Company had accumulated a total of $1,011,068 in capitalized costs related to the development of the Visualizer suite and the other functionality which was included as software on the accompanying consolidated balance sheet. As of September 30, 2013, we had amortized $64,137 of the capitalized software after the general release on July 15, 2013 for the Visualizer project.

At the end of September 2013, the Company re-evaluated the capitalized research and development costs for the Visualizer software suite. The evaluation was based in part on the lack of cash flow and customer demand in ICD Visualizer after its general acceptance release date of July 15, 2013. In addition, the Company also considered its going concern risk and cash liquidity concerns that restrain the ability to make capital investments in research and development to complete existing products in the pipeline as the available cash is needed to fund normal operating expenses. As a result of this evaluation, the Company recorded a loss of $946,931 that is presented as a line item entitled “asset impairment” on the consolidated statement of operations. The Company will continue to use the Visualizer suite of functionality as internally developed software to generate customized reports for revenue integrity auditing and compliance services but the Company no longer intends to market or sell internally developed software on a stand alone basis.

Amortization expense for software, for the years ended December 31, 2013 and 2012 was $64,137 and $0, respectively. Software consisted of the following at December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Software	$1,011,068	$258,933
Accumulated amortization	(64,137)	-
Asset Impairment	(946,931)	-
Software, net	$-	$258,933